Segments and Geographic Information (Details) - Schedule of Sales Revenues - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule of Sales Revenues [Line Items]
Total sales revenues	$ 5,931,000	$ 5,923,302	$ 9,285,628
Total sales revenues, percentage	100.00%	100.00%	100.00%
Total direct costs	$ 4,592,471	$ 6,316,831	$ 4,854,235
Total direct costs, percentage	100.00%	100.00%	100.00%
Total gross profit (loss)	$ 1,338,529	$ (393,529)	$ 4,431,393
Total gross profit (loss), percentage	100.00%	100.00%	100.00%
NEVs sales [Member]
Schedule of Sales Revenues [Line Items]
Total sales revenues	$ 4,507,550	$ 5,615,944	$ 1,192,558
Total sales revenues, percentage	76.00%	95.00%	13.00%
Total direct costs	$ 4,540,944	$ 5,607,623	$ 1,344,742
Total direct costs, percentage	99.00%	89.00%	28.00%
Total gross profit (loss)	$ (33,394)	$ 8,321	$ 152,184
Total gross profit (loss), percentage	(2.00%)	(2.00%)	(3.00%)
Franchisees service revenues [Member]
Schedule of Sales Revenues [Line Items]
Total sales revenues	$ 1,334,705	$ 283,763	$ 8,093,070
Total sales revenues, percentage	23.00%	5.00%	87.00%
Total direct costs	$ 380	$ 693,143	$ 3,509,493
Total direct costs, percentage		11.00%	72.00%
Total gross profit (loss)	$ 1,334,325	$ (409,380)	$ 4,583,577
Total gross profit (loss), percentage	100.00%	104.00%	103.00%
Other service revenues [Member]
Schedule of Sales Revenues [Line Items]
Total sales revenues	$ 88,745	$ 23,595
Total sales revenues, percentage	1.00%
Total direct costs	$ 51,147	$ 16,065
Total direct costs, percentage	1.00%
Total gross profit (loss)	$ 37,598	$ 7,530
Total gross profit (loss), percentage	2.00%	(2.00%)